Employee Benefits	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Employee Benefits
26.	EMPLOYEE BENEFITS

	2019	2018	2017
Payroll, profit sharing and bonuses	2,315,517	2,350,182	1,510,175
Pension Plan	93,528	41,923	7,099
Share-based payments (note 30.1)	58,855	40,505	19,136
Charges on restricted shares (note 30.1)	59,753	22,428	7,801
Health medical care, food, transportation and other benefits	253,510	177,135	197,524
Charges, taxes and social contributions	231,384	181,240	93,910
INSS	171,615	156,912	146,146

Total	3,184,162	2,970,325	1,981,791

26.1	Share-based Payment
The Board of Directors meets annually in order to establish the share-based payment plans, as approved by the Shareholders Meeting, indicating the Managers and employees who may receive stock options to purchase or subscribe to shares of the Company and the total number to be distributed.
Stock-based payment plans were originally awarded considering Natura’s shares that were traded at B3. However, as part of the Corporate Restructuring (Note 1), on December 18, 2019, the Company began trading its own shares and Natura’s shares ceased to be traded. As a result, Natura’s shares originally granted were exchanged for Natura &Co’s shares. Such a modification did not impact the executives and their shares under the respective plans.
Options granted in 2019
On April 12, 2019, the Board of Directors of Natura approved the Stock Option plan, the Restricted Stock plans and the Strategy Acceleration Stock Option plans for 2019.
On May 21, 2019, the Board of Directors approved the 2019 Share-Based Compensation Plan, based on performance indicators for 2019. This plan consists of granting common shares of the Natura to eligible employees and, unless otherwise determined by the Board of Directors, participants will fully receive the shares under the Share-Based Compensation Plan if: (i) the participant remains an employee of Natura and its subsidiaries until the 3 rd
anniversary of the grant date; and (ii) certain performance conditions are met. For certain participants, there is a special condition for item (i) above, in which 50% of shares under the Share-Based Compensation Plan will be acquired on the 3 rd
anniversary of the grant date and the remaining 50% on the 4 th
anniversary of the grant date.
The changes in the number of outstanding stock options and their related weighted-average prices, as well as variations in the amount of restricted shares are as follows:

Stock Option Plan and Strategy Acceleration Plan
	Average exercise price per option 1 - R$	Options (thousands) 1
Balance on December 31, 2018	15.96	18,342
Granted	23.54	3,636
Expired	29.42	(1,132)
Exercised	14.61	(3,278)

Balance on December 31, 2019	16.51	17,568

	Restricted shares (thousands) 1	Performance shares (thousands) 2
Balance on December 31, 2018	2,884	-
Granted	1,328	688
Expired	(122)	-
Exercised	(998)	-

Balance on December 31, 2019	3,092	688

¹
The number of restricted shares and performance shares granted, expired and exercised are shown already considering the stock split approved at the Extraordinary Shareholders Meeting held on September 17, 2019.

2	The number of Restricted Shares and Shares per performance granted, expired and exercised are shown considering the split of shares approved at the General Meeting on September 17, 2019.
Of the 17,568 thousands ¹ options existing as of December 31, 2019 (18,342,000 options as of December 31, 2018) 604¹,000 options (3,344,000 options as of December 31, 2018) were exercised.
The options exercised in the year ended December 31, 2019, resulted in the use of 3,339,000 new shares issued and the use of 1,148,000 shares in the treasury stock balance (use of 98,000 treasury stock balance shares in the year ended December 31, 2018).
The expense related to the fair value of the options and restricted shares, including the charges related to restricted shares, recognized in the year ended December 31, 2019, according to the period elapsed for the acquisition of the right to exercise of options and restricted shares, was R$ 119,659 in the consolidated financial statements. In the year ended December 31, 2018 and 2017, the expense recognized was R$ 62,933 and R$ 26,937 in the consolidated financial statements, respectively.
Options for buying outstanding shares and restricted shares at the end of the year have the following due dates and fiscal year prices:
As of December 31, 2019 -Stock option plan

Grant date	Right acquisition conditions	Exercise price - R$	Fair value 1	Existing options	Remaining contractual life (years)	Vested options (thousands)
March 18, 2013	4 years of service as from the grant date	37.60	6.05	565	1.2	-

March 17, 2014	4 years of service as from the grant date	25.16	4.27	133	2.2	133

March 16, 2015	From 2 to 4 years of service as from the grant date	13.60	4.85 to 5.29	226	3.3	225

July 28, 2015 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	12.90	6.20 to 6.23	1,295	3.6	-

March 15, 2016	From 2 to 4 years of service as from the grant date	12.84	7.16 to 7.43	344	4.3	143

July 11, 2016 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	11.41	6.84 to 6.89	2,640	4.6	-

March 10, 2017	From 2 to 4 years of service as from the grant date	12.59	6.65 to 6.68	741	5.3	103

March 10, 2017 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	12.59	6.87 to 6.89	2,210	5.3	-

March 12, 2018	From 2 to 4 years of service as from the grant date	16.96	7.96 to 8.21	2,059	6.3	-

March 12, 2018 (Strategy acceleration)	From 3 to 5 years of service as from the grant date	12.16 a 16.96	8.21 to 9.67	3,800	6.3	-

April 12, 2019	From 3 to 4 years of service as from the grant date	23.54	11.71 to 11.82	1,655	7.3	-

April 12, 2019 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	23.54	11.51 to 11.71	1,900	7.3	-

				17,568		604

¹
The number of restricted shares and performance shares granted, expired and exercised are shown already considering the stock split approved at the Extraordinary Shareholders Meeting held on September 17, 2019.

As of December 31, 2019 - restricted shares

Grant date	Right acquisition conditions	Existing stock 1	Fair value (R$)	Remaining contractual life (years)	Vested stock (thousands) 2
March 15, 2016	From 2 to 4 years of service as from the grant date	227	11.98 to 12.85	0.5	5
March 10, 2017	From 2 to 4 years of service as from the grant date	465	11.69 to 12.51	0.2 to 1.2	3
March 12, 2018 – Plan I	From 2 to 4 years of service as from the grant date	716	15.18 to 15.9	0.2 to 2.5	-
March 12, 2018 – Plan II	From 0.4 to 2.4 years of service as from the grant date	89	15.76 to 16.49	0.8	-
March 12, 2018 – Plan III	From 1 to 3 years of service as from the grant date	148	15.54 to 16.27	0.2 to 1.2	-
March 12, 2018 – Extraordinary Plan I	From 1 to 3 years of service as from the grant date	8	15.54 to 16.28	0.2 to 1.2	-
August 13, 2018 – Extraordinary Plan III	From 0.7 to 1.7 year of service as from the grant date	50	13.08 to 13.38	0.4	-
August 13, 2018 – Extraordinary Plan IV	From 0.8 to 1.8 v year of service as from the grant date	25	13.06 to 13.36	0.5	-
August 13, 2018 – Extraordinary Plan VI	From 1.6 to 3.6 years of service as from the grant date	75	12.24 to 13.13	0.2 to 2.2	-
April 12, 2019 – Plan I	From 2 to 4 years of service as from the grant date	821	21.62 to 22.53	1.2 to 3.3	-
April 12, 2019 – Plan II	From 1 to 3 years of service as from the grant date	468	22.14 to 22.85	0.2 to 2.3	-

		3,092			8

1
The number of restricted shares and performance shares granted, expired and exercised are shown already considering the stock split approved at the Extraordinary Shareholders Meeting held on September 17, 2019.

On December 31, 2019 – Performance shares

Grant date	Right acquisition conditions	Existing stock (thousands)	Fair value (R$)	Remaining contractual life (years)	Vested stock (thousands)
May 21, 2019	From 3 to 4 years of service as from the grant date and if the performance conditions are met	688	23.10 to 45.70	3.0 to 4.0	-

		688			-

1
The number of restricted shares and performance shares granted, expired and exercised are shown already considering the stock split approved at the Extraordinary Shareholders Meeting held on September 17, 2019.

As of December 31, 2019, the market price was R$ 38.67 already considering the stock split (R$45.00 as of December 31, 2018) per share.
Options and restricted shares were priced based on the Binomial model and performance shares were priced based on a combination of Black-Scholes-Merton and Monte Carlo models. Significant data included in the models to price the fair value of options, restricted shares and performance shares granted in the period ended December 31, 2019 was:

Stock options
	April 12, 2019	April 12, 2019

Volatility	37.77%	37.77%
Dividend yield	1.17% to 1.63%	1.63% to 1.89%
Expected life for vesting	2 to 4 years	4 to 5 years
Risk-free annual interest rate	6.88% to 7.95%	7.95% to 8.18%

	Restricted shares		Share-based performance
	April 12, 2019 – Plan I	April 12, 2019 – Plan II	May 21, 2019
Volatility	37.77%	37.77%	37.10%
Dividend yield	1.17% to 1.63%	0.92% to 1.38%	-
Expected life for vesting	2 to 4 years	1 to 3 years	3 to 4 years
Risk-free annual interest rate	6.88% to 7.95%	6.21% to 7.52%	8.08% to 8.40%
Grants made in 2018
On March 12, 2018, the Company’s Board of Directors approved the Stock Option, or Stock Subscription plan, the Restricted Share plans and 2018 Stock Option or Subscription for Strategy Acceleration plans.

On August 13, 2018, the Board of Directors of the Company approved the new extraordinary plan for the granting of restricted shares for 2018.

The changes in the number of outstanding stock options and their related weighted-average prices, as well as variations in the number of restricted shares are as follows:

	Stock Option Plan and Strategy Acceleration Plan
	2018			2017

	Average exercise price per share - R$	Options (thousands)	Average exercise price per share - R$	Options (thousands)

Balance at beginning of year	33.15	7,204	36.17	6,381
Granted	31.55	3,057	26.07	1,699
Expired	40.37	(992)	44.81	(866)
Exercised	27.31	(98)	28.09	(10)
Balance at end of year	31.92	9,171	33.15	7,204

	Restricted shares (thousands)
	2018	2017	2016
Balance at beginning of year	1,059	875	510
Granted	809	453	512
Expired	(118)	(134)	(120)
Exercised	(308)	(135)	(18)
Balance at end of year	1,442	1,059	884

From the 9,171 outstanding options as of December 31, 2018 (7,204 outstanding options as of December 31, 2017 and 6,381 outstanding options as of December 31, 2016), 1,672 options (1,376 outstanding options as of December 31, 2017 and 1,692 outstanding options as of December 31, 2016) are vested. The options exercised during the year ended December 31, 2018 resulted in the use of 98,000 treasury shares (10,000 options exercised during the year ended December 31, 2017 and no options exercised during the year ended December 31, 2016).

The expense related to the fair value of stock options and restricted shares, including social security and related expenses calculated over restricted shares, recognized in the year ended December 31, 2018, according to the period elapsed for entitlement to exercise the options and restricted shares, was of R$ 62,933 (expenses totaled R$ 26,937 as of December, 2017 and R$ 11,367 for December 31, 2016)
The stock options outstanding and the restricted shares at the end of the year have the following vesting dates and exercise prices:
As of December
 31, 2018 -Stock option plan

Grant date	Right acquisition conditions	Exercise price - R$	Fair value	Existing options	Remaining contractual life (years)	Vested options (thousands)
March 23, 2011	4 years of service as from the grant date	65.88	16.45	351	0.5	351
March 18, 2013	4 years of service as from the grant date	71.99	12.10	364	2.5	364
March 17, 2014	4 years of service as from the grant date	48.17	8.54	455	3.5	455
March 16, 2015	From 2 to 4 years of service as from the grant date	27.59	9.70 to 10.57	617	4.3	392
July 28, 2015 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	26.18	12.40 to 12.46	1,100	4.6	-
March 15, 2016	From 2 to 4 years of service as from the grant date	26.06	14.31 to 14.85	327	5.3	109
July 11, 2016 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	23.21	13.67 to 13.78	1,320	5.6	-
March 10, 2017	From 2 to 4 years of service as from the grant date	25.57	13.31 to 13.35	536	6.3	-
March 10, 2017 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	25.57	13.73 to 13.78	1,105	6.3	-
March 12, 2018	From 2 to 4 years of service as from the grant date	34.32	15.92 to 16.41	1,096	7.3	-
March 12, 2018 (Strategy acceleration)	From 3 to 5 years of service as from the grant date	25.57 to 34.32	16.41 to 19.34	1,900	7.3	-

				9,171		1,671

As of December 31, 2018 - restricted shares

Grant date	Right acquisition conditions	Existing stock	Fair value	Remaining contractual life (years)	Vested stock (thousands)
March 16, 2015	From 2 to 4 years of service as from the grant date	122	20.42 to 22.27	0.2	7
March 15, 2016	From 2 to 4 years of service as from the grant date	232	23.97 to 25.70	0.2 to 1.2	11
March 10, 2017	From 2 to 4 years of service as from the grant date	365	23.39 to 25.02	0.2 to 2.2	-
March 12, 2018 – Plan I	From 2 to 4 years of service as from the grant date	373	30.37 to 31.80	1.2 to 3.2	-
March 12, 2018 – Plan II	From 0.4 to 2.4 years of service as from the grant date	89	31.52 to 32.99	0.6 to 1.6	-
March 12, 2018 – Plan III	From 1 to 3 years of service as from the grant date	111	31.08 to 32.55	0.2 to 2.2	-
March 12, 2018 – Extraordinary Plan I	From 1 to 3 years of service as from the grant date	6	31.09 to 32.56	0.2 to 2.2	-
March 12, 2018 – Extraordinary Plan II	From 0.5 to 1.5 year of service as from the grant date	10	32.14 to 32.87	0.7	-
August 13, 2018 – Extraordinary Plan III	From 0.7 to 1.7 year of service as from the grant date	50	26.17 to 26.76	0.4 to 1.4	-
August 13, 2018 – Extraordinary Plan IV	From 0.8 to 1.8 v year of service as from the grant date	25	26.13 to 26.72	0.5 to 1.5	-
August 13, 2018 – Extraordinary Plan V	From 1 to 2 years of service as from the grant date	20	26.04 to 26.65	0.6 to 1.6	-
August 13, 2018 – Extraordinary Plan VI	From 1.6 to 3.6 years of service as from the grant date	39	24.49 to 26.26	1.2 to 3.2	-

		1,442			18

As of December 31, 2017 -Stock option plan

Grant date	Right acquisition conditions	Exercise price - R$	Fair value	Existing options	Remaining contractual life (years)	Vested options (thousands)
March 19, 2010	4 years of service as from the grant date	54.49	10.82	287	0.2	287
March 23, 2011	4 years of service as from the grant date	63.60	16.45	422	1.2	422
March 18, 2013	4 years of service as from the grant date	69.49	12.10	401	3.3	401
March 17, 2014	4 years of service as from the grant date	46.50	8.54	531	4.3	266
March 16, 2015	From 2 to 4 years of service as from the grant date	28.09	9.70 to 10.57	710	5.3	236
July 28, 2015 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	26.68	12.40 to 12.46	1,266	5.7	-
March 15, 2016	From 2 to 4 years of service as from the grant date	26.55	14.31 to 14.85	359	6.3	-
July 11, 2016 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	23.70	26.96	1,540	6.6	-
March 10, 2017	From 2 to 4 years of service as from the grant date	26.07	13.31 to 13.35	583	7.3	-
March 10, 2017 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	26.07	13.73 to 13.78	1,105	7.3	-

				7,204		1,612

As of December 31, 2017 - restricted shares

Grant date	Right acquisition conditions	Existing stock	Fair value	Remaining contractual life (years)	Vested stock (thousands)
March 16, 2015	From 2 to 4 years of service as from the grant date	267	20.42 to 22.27	0 to 5.3	-
March 15, 2016	From 2 to 4 years of service as from the grant date	374	23.97 to 25.70	6.3	-
March 10, 2017	From 2 to 4 years of service as from the grant date	419	23.39 to 25.02	7.3	-

		1,060			-

The changes in the number of outstanding stock options and their related weighted-average prices, as well as variations in the number of restricted shares are as follows:

	Stock Option Plan and Strategy Acceleration Plan
	2018			2017

	Average exercise price per share - R$	Options (thousands)	Average exercise price per share - R$	Options (thousands)

Balance at beginning of year	33.15	7,204	36.17	6,381
Granted	31.55	3,057	26.07	1,699
Expired	40.37	(992)	44.81	(866)
Exercised	27.31	(98)	28.09	(10)
Balance at end of year	31.92	9,171	33.15	7,204

	Restricted shares (thousands)
	2018	2017	2016
Balance at beginning of year	1,059	875	510
Granted	809	453	512
Expired	(118)	(134)	(120)
Exercised	(308)	(135)	(18)
Balance at end of year	1,442	1,059	884

From the 9,171 outstanding options as of December 31, 2018 (7,204 outstanding options as of December 31, 2017 and 6,381 outstanding options as of December 31, 2016), 1,672 options (1,376 outstanding options as of December 31, 2017 and 1,692 outstanding options as of December 31, 2016) are vested. The options exercised during the year ended December 31, 2018 resulted in the use of 98,000 treasury shares (10,000 options exercised during the year ended December 31, 2017 and no options exercised during the year ended December 31, 2016).

The expense related to the fair value of stock options and restricted shares, including social security and related expenses calculated over restricted shares, recognized in the year ended December 31, 2018, according to the period elapsed for entitlement to exercise the options and restricted shares, was of R$ 62,933 (expenses totaled R$ 26,937 as of December, 2017 and R$ 11,367 for December 31, 2016)
The stock options outstanding and the restricted shares at the end of the year have the following vesting dates and exercise prices:
As of December
 31, 2018 -Stock option plan

Grant date	Right acquisition conditions	Exercise price - R$	Fair value	Existing options	Remaining contractual life (years)	Vested options (thousands)
March 23, 2011	4 years of service as from the grant date	65.88	16.45	351	0.5	351
March 18, 2013	4 years of service as from the grant date	71.99	12.10	364	2.5	364
March 17, 2014	4 years of service as from the grant date	48.17	8.54	455	3.5	455
March 16, 2015	From 2 to 4 years of service as from the grant date	27.59	9.70 to 10.57	617	4.3	392
July 28, 2015 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	26.18	12.40 to 12.46	1,100	4.6	-
March 15, 2016	From 2 to 4 years of service as from the grant date	26.06	14.31 to 14.85	327	5.3	109
July 11, 2016 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	23.21	13.67 to 13.78	1,320	5.6	-
March 10, 2017	From 2 to 4 years of service as from the grant date	25.57	13.31 to 13.35	536	6.3	-
March 10, 2017 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	25.57	13.73 to 13.78	1,105	6.3	-
March 12, 2018	From 2 to 4 years of service as from the grant date	34.32	15.92 to 16.41	1,096	7.3	-
March 12, 2018 (Strategy acceleration)	From 3 to 5 years of service as from the grant date	25.57 to 34.32	16.41 to 19.34	1,900	7.3	-

				9,171		1,671

As of December 31, 2018 - restricted shares

Grant date	Right acquisition conditions	Existing stock	Fair value	Remaining contractual life (years)	Vested stock (thousands)
March 16, 2015	From 2 to 4 years of service as from the grant date	122	20.42 to 22.27	0.2	7
March 15, 2016	From 2 to 4 years of service as from the grant date	232	23.97 to 25.70	0.2 to 1.2	11
March 10, 2017	From 2 to 4 years of service as from the grant date	365	23.39 to 25.02	0.2 to 2.2	-
March 12, 2018 – Plan I	From 2 to 4 years of service as from the grant date	373	30.37 to 31.80	1.2 to 3.2	-
March 12, 2018 – Plan II	From 0.4 to 2.4 years of service as from the grant date	89	31.52 to 32.99	0.6 to 1.6	-
March 12, 2018 – Plan III	From 1 to 3 years of service as from the grant date	111	31.08 to 32.55	0.2 to 2.2	-
March 12, 2018 – Extraordinary Plan I	From 1 to 3 years of service as from the grant date	6	31.09 to 32.56	0.2 to 2.2	-
March 12, 2018 – Extraordinary Plan II	From 0.5 to 1.5 year of service as from the grant date	10	32.14 to 32.87	0.7	-
August 13, 2018 – Extraordinary Plan III	From 0.7 to 1.7 year of service as from the grant date	50	26.17 to 26.76	0.4 to 1.4	-
August 13, 2018 – Extraordinary Plan IV	From 0.8 to 1.8 v year of service as from the grant date	25	26.13 to 26.72	0.5 to 1.5	-
August 13, 2018 – Extraordinary Plan V	From 1 to 2 years of service as from the grant date	20	26.04 to 26.65	0.6 to 1.6	-
August 13, 2018 – Extraordinary Plan VI	From 1.6 to 3.6 years of service as from the grant date	39	24.49 to 26.26	1.2 to 3.2	-

		1,442			18

As of December 31, 2017 -Stock option plan

Grant date	Right acquisition conditions	Exercise price - R$	Fair value	Existing options	Remaining contractual life (years)	Vested options (thousands)
March 19, 2010	4 years of service as from the grant date	54.49	10.82	287	0.2	287
March 23, 2011	4 years of service as from the grant date	63.60	16.45	422	1.2	422
March 18, 2013	4 years of service as from the grant date	69.49	12.10	401	3.3	401
March 17, 2014	4 years of service as from the grant date	46.50	8.54	531	4.3	266
March 16, 2015	From 2 to 4 years of service as from the grant date	28.09	9.70 to 10.57	710	5.3	236
July 28, 2015 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	26.68	12.40 to 12.46	1,266	5.7	-
March 15, 2016	From 2 to 4 years of service as from the grant date	26.55	14.31 to 14.85	359	6.3	-
July 11, 2016 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	23.70	26.96	1,540	6.6	-
March 10, 2017	From 2 to 4 years of service as from the grant date	26.07	13.31 to 13.35	583	7.3	-
March 10, 2017 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	26.07	13.73 to 13.78	1,105	7.3	-

				7,204		1,612

As of December 31, 2017 - restricted shares

Grant date	Right acquisition conditions	Existing stock	Fair value	Remaining contractual life (years)	Vested stock (thousands)
March 16, 2015	From 2 to 4 years of service as from the grant date	267	20.42 to 22.27	0 to 5.3	-
March 15, 2016	From 2 to 4 years of service as from the grant date	374	23.97 to 25.70	6.3	-
March 10, 2017	From 2 to 4 years of service as from the grant date	419	23.39 to 25.02	7.3	-

		1,060			-